UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
7/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (141.3%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.2%)

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	BBB	$750,000	$759,668

			759,668
Arizona (3.2%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	3,300,000	3,224,793

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BBB+/P	410,000	410,197

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,500,000	1,394,625

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	1,936,236

Marana, Impt. Dist. Special Assmt. Bonds (Tangerine Farms Road), 4.6s, 1/1/26	A2	1,859,000	1,770,344

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,400,000	2,630,448

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	1,000,000	964,420

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	800,000	812,664
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,340,487

Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	AA/P	500,000	480,125

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,000,000	1,037,430

			16,001,769
California (25.5%)

ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC, zero %, 8/1/20	Aa2	1,500,000	972,195

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	2,500,000	2,519,550

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, FGIC, zero %, 8/1/23	AA-	1,000,000	503,110

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	A3	2,000,000	1,776,480
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,563,885
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	767,806

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, NATL, 5 3/8s, 8/15/30	Aa3	2,500,000	2,502,500

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	Baa1	5,000,000	4,038,400
Ser. K, 4 5/8s, 8/1/26	Baa1	8,000,000	7,069,280

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	1,800,000	1,549,512

CA Muni. Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa1	1,000,000	983,330

CA Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	3,500,000	3,260,250
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,525,200

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	850,000	861,025

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	BBB+	1,000,000	957,000

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	12,000,000	13,606,320
5 1/2s, 3/1/40	A1	7,450,000	7,754,407
5s, 10/1/29	A1	4,000,000	4,132,360

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	1,000,000	1,068,890
Ser. A-1, 6s, 3/1/35	A2	1,600,000	1,649,632
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,575,000	1,478,783

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	5,250,000	4,785,323

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	1,933,380

CA Statewide Cmnty., Dev. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	2,485,000	2,305,136

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BBB-/P	775,000	646,513

Chula Vista COP, NATL, 5s, 8/1/32	A1	4,000,000	3,664,160

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	Aa3	1,915,000	1,915,900

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	2,250,000	2,290,748

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, zero %, 1/1/28 (Escrowed to maturity)	Aaa	20,000,000	10,525,600

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33	Aaa	685,000	742,759
Ser. A-1, 5s, 6/1/33	Baa3	1,050,000	750,750
Ser. S-B, zero %, 6/1/47	B	6,000,000	190,800

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	3,500,000	3,541,930

M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	A	3,000,000	3,321,060

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	6,000,000	7,090,920

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	849,780

Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/47	Baa1	1,000,000	855,560

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,144,728

Rocklin, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/27	Aa2	2,000,000	768,540

Sacramento Cnty., Arpt. Syst. Rev. Bonds, 5s, 7/1/40	A2	1,350,000	1,269,486

Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 97-01, 5s, 9/1/20	BB+/P	1,195,000	1,156,844

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5s, 9/1/29	BB+/P	1,180,000	1,027,284
5s, 9/1/18	BB+/P	1,030,000	1,014,303

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	Baa1	4,420,000	4,668,095

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	3,750,000	3,600,413

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa1	5,000,000	782,300
zero %, 7/1/38	Aa1	5,000,000	894,100

San Juan, Unified School Dist. G.O. Bonds, AGM, zero %, 8/1/19	AA+	1,000,000	696,270

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	580,000	580,278

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 7/8s, 1/1/29	A+	1,585,000	1,718,901

Turlock, Dist. Ser. A, 5s, 1/1/40	A+	3,000,000	2,855,790

			129,127,566
Colorado (1.6%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	307,037
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	794,708

CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-3, Class III, 5 1/4s, 5/1/33	A1	2,390,000	2,430,773

CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. C1, NATL, 5 1/2s, 9/1/24	Baa1	1,250,000	1,228,238

CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	3,280,000	3,283,214

			8,043,970
Delaware (0.5%)

DE St. Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,100,000	1,105,445

DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.), Ser. B, zero %, 1/1/40	A3	10,190,000	1,542,460

			2,647,905
District of Columbia (2.0%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	3,000,000	3,112,920

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/34	A+	1,000,000	1,014,140

DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, NATL, 5s, 10/1/28	Aa3	3,000,000	3,107,310

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(First Sr. Lien), Ser. A, 5s, 10/1/39	A2	2,000,000	1,981,960
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	635,290

			9,851,620
Florida (5.3%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	3,000,000	3,260,370

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	2,380,825

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	1,700,000	1,718,241

Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s, 6/1/46	A-	4,200,000	3,892,686

Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	305,623

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,500,000	2,598,850

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/40	Aa3	1,500,000	1,466,130

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.)
Ser. A, 6.8s, 11/15/31	Baa3	1,000,000	1,002,770
5 3/8s, 11/15/28	BB+/F	1,000,000	892,690

Miami-Dade Cnty., Aviation Rev. Bonds (Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	3,005,130

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A	1,000,000	968,760

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	1,000,000	948,290

Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds, 1 7/8s, 5/1/36	D/P	1,915,000	995,800

South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1, 5 1/8s, 11/1/11 (In default)(NON)	D/P	2,025,000	668,250

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	1,500,000	1,505,130

Tolomato, Cmnty. Dev. Dist. Special Assmt. (Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39	B-/P	1,460,000	907,375

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	BB-/P	465,000	354,730

			26,871,650
Georgia (3.1%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	1,250,000	1,246,525

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	4,500,000	4,806,900

Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Georgia-Pacific Corp.), 6 1/2s, 6/1/31	Ba2	900,000	902,403

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. B, 5 1/4s, 2/15/45	A+	7,500,000	7,383,525

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	1,400,000	1,338,890

			15,678,243
Hawaii (—%)

HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A, FNMA Coll., 5 3/4s, 7/1/30	Aaa	95,000	95,010

			95,010
Illinois (7.2%)

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5 3/4s, 1/1/39	A1	4,000,000	4,183,080

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A, NATL, zero %, 1/1/24	Aa2	1,600,000	826,880

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	2,500,000	2,612,125
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39	A2	1,490,000	1,576,107
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,500,981
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	3,000,000	2,720,250
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	A-/F	3,775,000	4,029,058

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), FGIC, zero %, 1/1/21	Aa3	1,075,000	689,193

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+	1,805,000	1,094,823
zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	106,179
zero %, 12/1/20	AA+	1,495,000	962,242
zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	118,711

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick)
Ser. B, AGM, zero %, 6/15/43	AAA	6,500,000	857,090
Ser. A, NATL, zero %, 12/15/30	AAA	22,500,000	7,201,125

Metropolitan Pier & Exposition Auth. Rev. Bonds (McCormack Place Expansion Project), NATL, 5s, 12/15/28	AAA	1,770,000	1,808,498

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	4,150,000	4,276,949

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL
zero %, 4/1/25	A2	1,870,000	796,321
zero %, 4/1/21	A2	1,880,000	1,106,775

			36,466,387
Indiana (1.8%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	Aa3	180,000	192,301

IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	Ba2	500,000	508,165
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	A2	4,000,000	3,844,640

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,375,000	1,532,891
NATL, 5.6s, 11/1/16	Baa1	1,550,000	1,725,832

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO, 5 3/4s, 10/1/28	AA+	1,000,000	1,083,810

			8,887,639
Iowa (0.2%)

IA State Higher Ed. Loan Auth. Rev. Bonds
5s, 10/1/22	BB/F	605,000	543,925
(Wartburg), Ser. A, 5s, 10/1/21	BB/F	605,000	552,099

			1,096,024
Kentucky (0.1%)

KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds (Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	405,000	406,199

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa3	290,000	294,623

			700,822
Maine (0.3%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	1,950,000	1,737,060

			1,737,060
Maryland (0.4%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	650,000	751,855

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	550,000	529,744

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	527,470

			1,809,069
Massachusetts (8.0%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A	2,500,000	2,496,325

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	635,996
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-	750,000	742,530
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	D/P	1,360,000	748,000
(Emerson College), Ser. A, 5s, 1/1/40	A-	4,000,000	3,899,120

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36	A-	1,000,000	940,840

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton 1), Ser. 1, 5 3/4s, 12/1/42	A-	1,500,000	1,635,675

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15 (Prerefunded 12/15/12)	AAA/P	1,685,000	1,877,326
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	1,500,000	1,459,545
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	A-	1,875,000	1,877,363
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,293,968
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	2,095,000	1,696,950
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	3,790,000	3,826,081
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	1,175,000	1,152,522
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,480,365
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A3	700,000	703,437
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	3,250,000	3,222,765

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,444,785

MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13 (Prerefunded 9/2/11)	Aaa	1,130,000	1,325,015

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	2,855,000	2,809,777

Metro. Boston Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,500,000	2,595,800
5s, 7/1/41	A1	2,600,000	2,556,294

			40,420,479
Michigan (5.0%)

Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	BB	1,435,000	1,171,792
Ser. A, FGIC, 5s, 7/1/30	A1	4,505,000	4,434,452
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	1,300,000	1,195,766

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6s, 5/1/29	AA+	1,000,000	1,037,200

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA+	1,425,000	1,549,830

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	1,000,000	1,014,800

MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo College), 5 1/2s, 12/1/18	A1	500,000	513,690

MI State Bldg. Auth. Rev. Bonds, Ser. II-A, 5 3/8s, 10/15/36	Aa3	1,090,000	1,106,590

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,574,050
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	2,000,000	2,001,100
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	4,500,000	4,009,365
(Sparrow Hosp.), 5s, 11/15/31	A1	1,350,000	1,267,745

MI State Strategic Fund Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	BBB	100,000	110,695

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	1,956,900

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	BB	575,000	450,674

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	709,958

			25,104,607
Minnesota (1.1%)

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	995,000	987,637

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	3,500,000	3,359,230

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	Ba1	1,150,000	1,118,387

			5,465,254
Mississippi (2.0%)

Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	2,250,000	2,164,748

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.)
5.9s, 5/1/22	BBB	3,000,000	3,006,090
5 7/8s, 4/1/22	BBB	2,330,000	2,334,730

MS Bus. Fin. Corp. Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.3s, 12/1/30	VMIG1	500,000	500,000

Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	2,000,000	2,171,920

			10,177,488
Missouri (0.2%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. B, 0.3s, 9/1/30	VMIG1	500,000	500,000

MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Homeowner Loan), Ser. C-1, GNMA Coll., FNMA Coll., 7.15s, 3/1/32	AA+	265,000	273,843

			773,843
Nebraska (0.8%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	Ba3	3,000,000	3,097,320

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	A-/F	925,000	932,030

			4,029,350
Nevada (9.3%)

Clark Cnty., Ltd. Tax Bond, 5s, 6/1/33(T)	AA+	32,285,000	32,659,240

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aa3	5,105,000	5,218,893

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151), 5s, 8/1/25	BB-/P	2,070,000	1,466,202

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC
6.1s, 12/1/38	BBB+	3,000,000	3,003,000
5 1/4s, 7/1/34	BBB+	3,000,000	2,843,010

Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	AA+	1,000,000	1,026,740

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BB+/P	610,000	534,592

			46,751,677
New Jersey (6.1%)

NJ Econ. Dev. Auth. Rev. Bonds
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	1,000,000	851,480
(Cigarette Tax), 5 3/4s, 6/15/29	BBB	5,000,000	4,944,650
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	2,800,000	2,724,372

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	3,900,000	3,861,858
Ser. B, 5.6s, 11/1/34	A2	500,000	502,010

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	2,793,120
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	2,500,000	2,343,475
(Holy Name Hosp.), 5s, 7/1/36	Baa2	5,000,000	4,177,050

NJ State Edl. Fac. Auth. Rev. Bonds
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,500,000	1,542,135
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/37	Baa1	1,000,000	960,310

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, zero %, 12/15/30	A1	13,000,000	4,075,500

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 4 3/4s, 6/1/34	Baa3	3,000,000	2,062,470

			30,838,430
New York (7.3%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepherd Village), Ser. A, 6 7/8s, 7/1/40	B/P	320,000	305,533

NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	1,400,000	1,412,082
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s, 10/1/36	Ba3	2,000,000	1,534,700

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	2,100,000	1,824,164

NY City, Indl. Dev. Agcy. Special Fac. FRB (American Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B-	3,000,000	3,097,860

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB-	700,000	575,302

NY City, Muni. Wtr. & Swr. Fin. Auth. FRB, 8.06s, 6/15/19	AA+	5,000,000	5,631,400

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. GG, 5s, 6/15/43	AA+	2,000,000	2,046,820

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	BBB	1,500,000	1,175,354

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5s, 7/1/35	Aa2	1,000,000	1,029,900

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	2,300,000	2,216,487

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	6,000,000	6,071,760

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	BBB	6,000,000	6,024,000

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.), 6 5/8s, 10/1/35	BB-	670,000	671,930

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	3,385,000	3,322,107

			36,939,399
North Carolina (1.4%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-	1,000,000	1,162,290

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	801,973
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	988,780

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	800,000	823,415

U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 1/2s, 10/1/34	A3	3,000,000	3,075,030

			6,851,488
North Dakota (0.7%)

ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.), Ser. B, 4.8s, 7/1/37	Aa1	3,640,000	3,354,442

			3,354,442
Ohio (8.3%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, 5 1/4s, 2/15/43	A1	1,000,000	1,004,920
5 1/4s, 2/15/33(T)	AA+	10,000,000	10,239,259

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	Baa3	11,600,000	8,782,476
5 1/8s, 6/1/24	Baa3	2,050,000	1,660,357

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	2,500,000	2,177,900

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	458,366

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	Baa1	3,100,000	2,972,528

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	A3	2,000,000	2,058,320

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	5,000,000	4,730,200

OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	3,000,000	3,127,740

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	4,660,000	4,698,026

			41,910,092
Oregon (0.9%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	2,275,000	2,320,658

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	1,040,000	1,014,270

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	1,250,000	1,350,388

			4,685,316
Pennsylvania (5.2%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	B+	1,500,000	1,266,404

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.), 5.6s, 3/1/33	Baa2	2,025,000	2,025,122

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A
5.4s, 1/1/15	BB/P	1,060,000	1,070,430
5.3s, 1/1/14	BB/P	710,000	722,652

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes), Ser. A, 5s, 1/1/17	BBB+	1,320,000	1,361,461

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5s, 1/1/40	A3	1,200,000	1,201,583

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	725,000	724,949

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	972,780

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,042,680

Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,250,000	1,143,763

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	753,345
(Saint Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	2,875,320
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,074,297
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	860,370

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. C, zero %, 12/1/39	AA	19,000,000	3,813,490

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	2,806,485

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13 (In default)(NON)	D/P	1,462,206	146

Pittsburgh & Allegheny Cnty., Passports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA+	1,225,000	1,223,310

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	550,000	534,435

			26,473,022
Puerto Rico (6.4%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa1	5,000,000	5,362,000
Ser. B, 6s, 7/1/39	Baa1	5,000,000	5,100,500
Ser. C, 6s, 7/1/39	Baa1	2,500,000	2,558,250

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Baa2	4,125,000	4,143,232

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	2,917,260

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA-2, 5.3s, 7/1/35	A3	875,000	855,242

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/26	Baa1	1,000,000	1,025,580

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	Baa1	1,750,000	1,905,890

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/30	A1	27,000,000	8,296,290

			32,164,244
Rhode Island (—%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/4s, 6/1/42	BBB	200,000	188,306

			188,306
South Carolina (1.5%)

Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds (SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A	2,500,000	2,506,325

SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32 (Prerefunded 8/15/12)	AA+	2,000,000	2,130,000

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	2,445,000	2,706,371
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	305,000	337,605

			7,680,301
South Dakota (0.5%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,450,000	2,490,964

			2,490,964
Tennessee (1.1%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25 (Prerefunded 7/1/12)	Baa1	2,000,000	2,163,080
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,450,000	3,518,897

			5,681,977
Texas (15.5%)

Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears Methodist Retirement), 6s, 11/15/29	B+/P	1,050,000	820,554

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 4.85s, 4/1/21	Baa2	3,250,000	3,339,797

Brazoria Cnty., Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	400,000	415,188

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	Ca	500,000	206,295
5s, 3/1/41	Ca	500,000	133,850

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	2,850,000	2,921,307

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	4,000,000	4,087,160

Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s, 12/1/33(T)	AA+	30,000,000	31,261,398

Gulf Coast, Waste Disp. Auth. Rev. Bonds
(Valero Energy Corp.), 6.65s, 4/1/32	Baa2	1,000,000	1,002,310
Ser. A, 6.1s, 8/1/24	BBB	550,000	558,465

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	1,500,000	1,554,000

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	1,750,000	1,655,010

Lower CO River Auth. Rev. Bonds, 5 3/4s, 5/15/37	A1	2,400,000	2,476,992

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,500,000	1,374,120

North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,300,000	1,418,066
Ser. D, AGO, zero %, 1/1/28	AA+	7,800,000	3,013,373
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	2,012,660
Ser. B, zero %, 9/1/43	AA	2,000,000	231,560

North TX, Thruway Auth. stepped-coupon Rev. Bonds, zero %, (6.5s, 1/1/15) 2043(STP)	A2	4,000,000	3,383,880

Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,350,000	2,382,360

San Antonio Wtr. Rev. Bonds, Ser. A, AGM, 5s, 5/15/32	Aa1	2,000,000	2,032,840

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,100,000	1,051,621

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5s, 12/15/15	A2	3,000,000	3,149,610

TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk. Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	8,000,000	7,954,560

			78,436,976
Utah (0.6%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. B, 0.2s, 5/15/37	VMIG1	1,400,000	1,400,000

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,800,000	1,805,022

			3,205,022
Virginia (0.6%)

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	735,000	740,254

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	2,100,000	2,355,780

			3,096,034
Washington (1.5%)

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	911,205
6 1/2s, 6/1/26	BBB	4,775,000	4,851,495

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa2	2,000,000	1,854,140

			7,616,840
West Virginia (1.2%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	BBB	3,450,000	3,227,579

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	BBB-	2,025,000	1,986,100

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B/P	935,000	903,985

			6,117,664
Wisconsin (3.9%)

Badger, Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28 (Prerefunded 6/1/12)	Aaa	7,000,000	7,390,460
6 3/8s, 6/1/32 (Prerefunded 6/1/12)	Aaa	7,600,000	7,984,636

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,500,000	2,853,225

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,500,000	1,595,295

			19,823,616
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,042,100

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2	950,000	987,345
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,059,110

			4,088,555
TOTAL INVESTMENTS

Total investments (cost $707,841,724)(b)			$714,139,788

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $505,408,492.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes.
(b)	The aggregate identified cost on a tax basis is $707,869,980, resulting in gross unrealized appreciation and depreciation of $25,291,888 and $19,022,080, respectively, or net unrealized appreciation of $6,269,808.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	27.6%
	Utilities	23.5
	Transportation	15
	State Government	10.6
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $74,159,897 were held by the TOB trust and served as collateral for $36,163,253 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $14,930 for these investments based on an average interest rate of 0.18%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$714,139,788	$—

Totals by level	$—	$714,139,788	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011